UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23218

Name of Fund: BlackRock 2022 Global Income Opportunity Trust (BGIO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock 2022 Global

            Income Opportunity Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	BlackRock 2022 Global Income Opportunity Trust (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ALM VI Ltd., Series 2012-6A, Class DRR, (3 mo. LIBOR US + 5.45%), 6.75%, 7/15/26 (a)(b)	USD	1,000	$996,795
ALM XIV Ltd., Series 2014-14A, Class C, (3 mo. LIBOR US + 3.45%), 4.76%, 7/28/26 (a)(b)		1,000	1,005,001
AMMC CLO 18 Ltd., Series 2016-18A, Class E1, (3 mo. LIBOR US + 6.67%), 7.99%, 5/26/28 (a)(b)		750	757,246
Anchorage Capital CLO 9 Ltd., Series 2013-1A, Class D, (3 mo. LIBOR US + 4.80%), 6.10%, 7/13/25 (a)(b)		1,000	999,965
Anchorage Capital CLO Ltd. (a)(b):
Series 2014-4A, Class CR, (3 mo. LIBOR US + 3.40%), 4.71%, 7/28/26		1,000	999,728
Series 2016-9A, Class D, (3 mo. LIBOR US + 4.00%), 5.30%, 1/15/29		1,000	1,012,031
Anchorage Capital Ltd., Series 2013-1A, Class DR, 1.00%, 10/13/30 (b)(c)(d)		1,000	1,000,000
Apidos CLO XVIII, Series 2014-18A, Class D, (3 mo. LIBOR US + 5.20%), 6.51%, 7/22/26 (a)(b)		1,000	1,005,989
Apidos CLO XXI, Series 2015-21A, Class D, (3 mo. LIBOR US + 5.55%), 6.85%, 7/18/27 (a)(b)		500	500,259
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (3 mo. LIBOR US + 3.25%), 4.55%, 10/17/24 (a)(b)		1,000	1,002,838
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, (3 mo. LIBOR US + 5.20%), 6.51%, 7/29/26 (a)(b)		1,000	993,758
Atrium X, Series 10A, Class E, (3 mo. LIBOR US + 4.50%), 5.80%, 7/16/25 (a)(b)		500	497,633
Babson CLO Ltd., Series 2013-IA, Class D, (3 mo. LIBOR US + 3.50%), 4.81%, 4/20/25 (a)(b)		1,000	1,003,939
Ballyrock CLO LLC, Series 2014-1A, Class CR, (3 mo. LIBOR US + 3.65%), 4.96%, 10/20/26 (a)(b)		1,500	1,488,121
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR + 1.00%), 2.23%, 12/28/40 (a)(b)		2,580	2,284,180
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 5.00%, 7/15/29 (a)(b)		1,500	1,512,105

Asset-Backed Securities	Par (000)		Value
BlueMountain CLO Ltd. (a)(b):
Series 2014-1A, Class E, (3 mo. LIBOR US + 4.75%), 6.06%, 4/30/26	USD	1,000	$1,003,309
Series 2014-3A, Class D, (3 mo. LIBOR US + 5.10%), 6.40%, 10/15/26		1,000	1,001,965
C-BASS TRUST, Series 2007-CB1, Class AF4, 3.75%, 1/25/37 (f)		2,423	1,185,379
Carlyle Global Market Strategies CLO Ltd. (a)(b):
Series 2014-3A, Class D1, (3 mo. LIBOR US + 5.10%), 6.42%, 7/27/26		1,000	1,002,028
Series 2014-4A, Class E, (3 mo. LIBOR US + 5.20%), 6.50%, 10/15/26		1,000	1,001,958
Series 2015-3A, Class D, (3 mo. LIBOR US + 5.70%), 7.01%, 7/28/28		1,000	1,005,378
CIFC Funding III Ltd., Series 2015-3A, Class E, (3 mo. LIBOR US + 6.05%), 7.36%, 10/19/27 (a)(b)		1,000	999,417
CIFC Funding Ltd., Series 2014-1A, Class E, (3 mo. LIBOR US + 4.50%), 5.80%, 4/18/25 (a)(b)		1,000	989,668
Conseco Finance Corp., Series 2001-D, Class B1, (1 mo. LIBOR + 2.50%), 3.73%, 11/15/32 (a)		1,147	1,145,011
Conseco Finance Securitizations Corp., Series 2002-1, Class M2, 9.55%, 12/01/33 (c)		2,500	2,702,963
Conseco Financial Corp., Series 1997-2, Class M1, 7.54%, 6/15/28 (c)		1,928	1,933,318
Credit-Based Asset Servicing & Securitization LLC, Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(f)		1,000	1,030,154
CSMC Trust, Series 2017-1TR, 4.50%, 3/25/21		1,430	1,449,054
Deutsche Financial Capital Securitization LLC, Series 1991-I, Class M, 6.80%, 4/15/28		1,521	1,596,337
Dryden 31 Senior Loan Fund, Series 2014-31A, Class DR, (3 mo. LIBOR US + 3.35%), 4.65%, 4/18/26 (a)(b)		1,000	1,005,279
Dryden 34 Senior Loan Fund, Series 2014-34A, Class DR, (3 mo. LIBOR US + 3.40%), 4.70%, 10/15/26 (a)(b)		1,250	1,256,494

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Asset-Backed Securities	Par (000)		Value
Dryden 37 Senior Loan Fund, Series 2015-37A, Class E, (3 mo. LIBOR US + 5.40%), 6.70%, 4/15/27 (a)(b)	USD	500	$498,338
First Franklin Mortgage Loan Trust, Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.14%), 1.38%, 12/25/36 (a)		738	464,187
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.81%, 10/29/26 (b)(c)		750	751,220
Highbridge Loan Management Ltd. (a):
Series 5A-2015, Class E, (3 mo. LIBOR US + 5.35%), 6.66%, 1/29/26 (b)		750	753,425
Series 5X-2015, Class E, (3 mo. LIBOR US + 5.35%), 6.66%, 1/29/26		1,000	1,004,566
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class C, 0.00%, 6/15/33 (e)		2,733	2,176,394
Long Beach Mortgage Loan Trust (a):
Series 2006-2, Class 2A4, (1 mo. LIBOR US + 0.29%), 1.53%, 3/25/46		766	403,942
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.26%), 1.50%, 5/25/36		991	510,282
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.15%), 1.39%, 6/25/36		1,276	715,112
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, (3 mo. LIBOR US + 4.75%), 6.06%, 7/20/26 (a)(b)		1,750	1,749,045
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 1.50%, 8/25/37 (a)		2,190	677,635
MP CLO VI Ltd., Series 2014-2A, Class DR, (3 mo. LIBOR US + 3.50%), 4.80%, 1/15/27 (a)(b)		750	745,703
Neuberger Berman CLO XV, Series 2013-15A (b):
Class D, (3 mo. LIBOR US + 3.25%),4.55%, 10/15/25 (a)		1,000	1,000,000
Class DR, 1.00%, 10/15/29 (c)(d)		1,000	1,000,000

Asset-Backed Securities	Par (000)		Value
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class DR, (3 mo. LIBOR US + 3.25%), 4.56%, 7/20/26 (a)(b)	USD	1,500	$1,499,530
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 3.30%), 4.61%, 10/20/25 (a)(b)		1,000	1,000,649
OZLM Funding V Ltd., Series 2013-5A, Class D, (3 mo. LIBOR US + 4.75%), 6.05%, 1/17/26 (a)(b)		3,000	3,009,171
OZLM VII Ltd., Series 2014-7A, Class CR, (3 mo. LIBOR US + 3.50%), 4.80%, 7/17/26 (a)(b)		1,000	1,004,719
Palmer Square CLO Ltd., Series 2013-2A, Class CR, (3 mo. LIBOR US + 3.60%), 4.90%, 10/17/27 (a)(b)		1,000	1,004,957
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 7.00%), 8.31%, 8/23/28 (a)(b)		500	502,574
Rockford Tower CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.25%), 4.62%, 4/15/29 (a)(b)		1,000	991,982
RSO REPO SPE Trust , 5.20%, 9/15/20 (e)		1,500	1,496,100
Sound Point CLO V Ltd., Series 2014-1A, Class E, (3 mo. LIBOR US + 4.25%), 5.55%, 4/18/26 (a)(b)		1,000	975,199
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, (3 mo. LIBOR US + 3.35%), 4.66%, 1/22/27 (a)(b)		1,000	1,000,499
TIAA CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.85%), 7.06%, 4/20/29 (a)(b)		1,000	965,928
York CLO 1 Ltd., Series 2014-1A (a)(b):
Class DR, (3 mo. LIBOR US + 3.40%), 4.71%, 1/22/27		500	495,883
Class E, (3 mo. LIBOR US + 5.45%), 6.76%, 1/22/27		1,000	994,388
Total Asset-Backed Securities — 29.2%			64,758,728

2	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
Argentina — 5.3%
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (b)	USD	928	$989,248
AES Argentina Generacion SA, 7.75%, 2/02/24 (b)		928	994,649
Arcor SAIC, 6.00%, 7/06/23 (b)		571	610,970
Cablevision SA, 6.50%, 6/15/21 (b)		557	594,453
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (b)		928	985,072
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (b)		928	1,037,226
Genneia SA, 8.75%, 1/20/22 (b)		928	1,014,146
Pampa Energia SA, 7.50%, 1/24/27 (b)		919	998,797
Petrobras Argentina SA, 7.38%, 7/21/23 (b)		557	605,793
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 23.54%, 4/11/22 (a)(b)		658	612,927
YPF SA:
(Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 24.10%, 7/07/20 (a)		2,480	2,342,383
8.50%, 7/28/25		928	1,069,334

			11,854,998
Australia — 0.1%
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		253	263,436
Bermuda — 0.6%
China Singyes Solar Technologies Holdings Ltd., 7.95%, 2/15/19		500	504,483
Digicel Group Ltd., 8.25%, 9/30/20 (b)		558	545,099
Geopark, Ltd., 6.50%, 9/21/24 (b)		200	200,500

			1,250,082
British Virgin Islands — 1.1%
Arcos Dorados Holdings, Inc., 5.88%, 4/04/27 (b)		645	678,069
Central American Bottling Corp., 5.75%, 1/31/27 (b)		557	589,028
New Lion Bridge Co. Ltd., 9.75%, 10/10/20 (d)		200	200,000
Prime Bloom Holdings Ltd., 6.95%, 7/05/22		200	189,000

Corporate Bonds	Par (000)		Value
British Virgin Islands (continued)
Rock International Investment Co., 6.63%, 3/27/20	USD	750	$720,000

			2,376,097
Canada — 2.5%
Canbriam Energy, Inc., 9.75%, 11/15/19 (b)(g)		1,540	1,574,650
Enbridge, Inc., (3 mo. LIBOR US + 3.42%), 5.50%, 7/15/77 (h)		350	354,375
Niska Gas Storage Ltd./Niska Gas Storage Canada Finance Corp., 6.50%, 4/01/19		1,172	1,192,510
NOVA Chemicals Corp., 5.25%, 6/01/27 (b)		1,495	1,509,950
Stoneway Capital Corp., 10.00%, 3/01/27 (b)		928	996,746

			5,628,231
Cayman Islands — 2.0%
China Huiyuan Juice Group, Ltd., 6.50%, 8/16/20		200	199,117
Energuate Trust, 5.88%, 5/03/27 (b)		503	520,605
Fantasia Holdings Group Co., 7.95%, 7/05/22		200	200,208
Golden Eagle Retail Group Ltd., 4.63%, 5/21/23		500	478,750
Hilong Holding Ltd., 7.25%, 6/22/20		200	198,779
Latam Finance Ltd., 6.88%, 4/11/24 (b)		645	682,087
Logan Property Holdings Co. Ltd., 5.25%, 2/23/23		200	196,497
Suzano Trading Ltd., 5.88%, 1/23/21 (b)		460	496,225
Vale Overseas Ltd., 6.25%, 8/10/26		595	675,147
Yuzhou Properties Co. Ltd., 6.00%, 10/25/23		500	515,039
Yuzhou Properties Co. Ltd., 5.38% (c)(i)		200	199,848

			4,362,302
Chile — 0.4%
Celeo Redes Operacion Chile SA, 5.20%, 6/22/47 (b)		750	759,375
GNL Quintero SA, 4.63%, 7/31/29 (b)		200	209,250

			968,625
Colombia — 0.5%
Credivalores-Crediservicios SAS, 9.75%, 7/27/22 (b)		400	413,800

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
Colombia (continued)
SURA Asset Management SA, 4.38%, 4/11/27 (b)	USD	650	$661,375

			1,075,175
Dominican Republic — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (b)		928	1,002,082
France — 0.9%
BNP Paribas SA, 4.63%, 3/13/27 (b)		600	635,182
SFR Group SA, 7.38%, 5/01/26 (b)		1,175	1,269,000

			1,904,182
Free of Tax — 0.1%
Venator Finance Sarl/Venator Materials LLC, 5.75%, 7/15/25 (b)		200	208,000
Germany — 0.7%
Unitymedia GmbH, 6.13%, 1/15/25 (b)		1,540	1,642,025
Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22 (b)		400	410,500
India — 0.2%
JSW Steel Ltd., 5.25%, 4/13/22		400	410,947
Indonesia — 0.1%
Bukit Makmur Mandiri Uta, 7.75%, 2/13/22		300	320,553
Ireland — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27		169	167,700
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.00%, 10/01/21		600	647,425
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (b)(g)		1,540	1,630,475
GE Capital International Funding Co., 4.42%, 11/15/35		203	220,742

			2,666,342
Italy — 0.4%
Intesa Sanpaolo SpA, 3.88%, 7/14/27 (b)		325	326,312
UniCredit SpA, (5 year USD ICE Swap + 3.70%), 5.86%, 6/19/32 (b)(h)		604	632,960

			959,272

Corporate Bonds	Par (000)		Value
Japan — 0.3%
Nippon Life Insurance Co., 4.00%, 9/19/47 (b)(c)	USD	500	$495,000
Universal Entertainment Corp., (8.5% Cash or 6% PIK), 8.50%, 8/24/20 (b)(j)		251	256,312

			751,312
Luxembourg — 1.4%
Actavis Funding SCS, 4.55%, 3/15/35		175	186,710
Minerva Luxembourg SA, 6.50%, 9/20/26 (b)		557	562,709
Rumo Luxembourg Sarl, 7.38%, 2/09/24 (b)		928	1,004,560
Telecom Italia Capital SA, 6.38%, 11/15/33		385	443,231
VM Holdings SA, 5.38%, 5/04/27 (b)		750	787,500

			2,984,710
Mexico — 2.2%
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 6/06/24 (b)		640	654,400
Cydsa SAB de C.V., 6.25%, 10/04/27 (b)		800	785,464
Mexichem SAB de C.V. (b):
4.00%, 10/04/27		440	439,296
5.50%, 1/15/48		460	453,790
Mexico City Airport Trust, 5.50%, 7/31/47 (b)		850	860,540
Petroleos Mexicanos, 6.50%, 3/13/27 (b)		371	411,153
Trust F/1401, 6.95%, 1/30/44		1,192	1,315,670

			4,920,313
Mongolia — 0.0%
Energy Resources LLC, 0.00%, 9/30/22 (c)		75	74,762
Netherlands — 3.3%
Enel Finance International NV (b):
3.63%, 5/25/27		400	400,813
4.75%, 5/25/47		240	254,017
Greenko Dutch BV, 5.25%, 7/24/24		200	203,450
ING Bank NV, 5.80%, 9/25/23 (b)		350	399,610
Jababeka International BV, 6.50%, 10/05/23		500	521,453
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (b)		557	576,189
NXP BV/NXP Funding LLC, 4.13%, 6/01/21 (b)		250	261,563

4	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
Netherlands (continued)
Petrobras Global Finance BV:
5.38%, 1/27/21	USD	622	$656,210
6.13%, 1/17/22		294	316,050
8.75%, 5/23/26		557	669,096
7.38%, 1/17/27		582	640,782
6.00%, 1/27/28 (b)		598	597,551
7.25%, 3/17/44		243	253,024
Ziggo Secured Finance BV, 5.50%, 1/15/27 (b)		1,540	1,578,023

			7,327,831
Panama — 0.6%
AES Panama SRL, 6.00%, 6/25/22 (b)		571	601,691
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		757	775,925

			1,377,616
Peru — 0.1%
Petroleos del Peru SA, 5.63%, 6/19/47 (b)		246	256,455
Singapore — 0.3%
APL Realty Holdings Pte Ltd., 5.95%, 6/02/24		200	199,534
Medco Straits Services Pte Ltd., 8.50%, 8/17/22		200	209,718
Modernland Overseas Pte Ltd., 6.95%, 4/13/24		200	201,769

			611,021
Switzerland — 0.2%
UBS Group Funding Switzerland AG, 4.25%, 3/23/28 (b)(g)		509	533,944
Thailand — 0.1%
PTTEP Treasury Center Co. Ltd., (5 year CMT + 2.72%), 4.60% (h)(i)		200	203,680
Turkey — 0.1%
TC Ziraat Bankasi, 5.13%, 9/29/23		200	201,083
United Kingdom — 1.7%
Anglo American Capital PLC, 4.00%, 9/11/27 (b)		200	197,666
Aon PLC, 4.75%, 5/15/45 (g)		225	244,692
Barclays PLC, 4.84%, 5/09/28		554	573,906
HSBC Holdings PLC:
4.38%, 11/23/26		200	208,494
(3 mo. LIBOR US + 1.55%), 4.04%, 3/13/28 (g)(h)		300	313,223
MARB BondCo PLC, 7.00%, 3/15/24		200	197,000

Corporate Bonds	Par (000)		Value
United Kingdom (continued)
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.47%), 2.79%, 5/15/23 (a)	USD	396	$399,022
(3 mo. LIBOR US + 1.48%), 3.50%, 5/15/23 (h)		257	258,578
3.88%, 9/12/23		300	306,985
Trinity Acquisition PLC, 4.63%, 8/15/23		400	429,821
Vedanta Resources PLC, 7.13%, 5/31/23		500	534,375

			3,663,762
United States — 40.3%
AES Corp., 5.13%, 9/01/27		400	410,000
Aetna, Inc., 3.88%, 8/15/47		275	277,972
Air Lease Corp.:
3.00%, 9/15/23		300	299,273
3.63%, 4/01/27		155	155,105
Amazon.com, Inc. (b):
3.88%, 8/22/37		139	141,457
4.25%, 8/22/57		175	179,561
American Tower Corp., 3.55%, 7/15/27		381	378,554
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27 (g)		1,540	1,574,650
Amgen, Inc., 4.40%, 5/01/45 (g)		300	317,606
Analog Devices, Inc. (g):
3.50%, 12/05/26		250	252,469
4.50%, 12/05/36		397	413,635
5.30%, 12/15/45		250	289,593
Andeavor, 5.13%, 12/15/26 (b)		350	384,069
Antero Resources Corp., 5.00%, 3/01/25		1,435	1,456,525
Apple, Inc. (g):
3.85%, 8/04/46		200	202,169
4.25%, 2/09/47		150	161,340
Applied Materials, Inc., 4.35%, 4/01/47		127	135,904
Arconic, Inc., 6.75%, 1/15/28 (g)		1,540	1,786,400
AT&T, Inc.:
4.25%, 3/01/27 (g)		250	257,320
4.90%, 8/14/37		250	252,661
4.75%, 5/15/46 (g)		300	288,507
Autodesk, Inc., 3.50%, 6/15/27		302	301,253
Bank of America Corp.:
4.45%, 3/03/26 (g)		200	211,447
3.50%, 4/19/26 (g)		250	254,169
4.25%, 10/22/26 (g)		425	444,628
(3 mo. LIBOR US + 1.51%), 3.71%, 4/24/28 (h)		325	330,127
Series L, 4.18%, 11/25/27		150	155,471

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
United States (continued)
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22 (g)	USD	1,540	$ 1,655,500
Calpine Corp., 5.75%, 1/15/25 (g)		1,540	1,453,375
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		1,302	1,329,667
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/01/27 (b)(g)		1,540	1,561,175
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/28 (b)		375	366,955
4.20%, 3/15/28 (b)		96	97,143
6.48%, 10/23/45		350	410,787
5.38%, 5/01/47 (b)		567	589,037
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27 (b)		1,789	1,842,670
Cheniere Energy Partners LP, 5.25%, 10/01/25 (b)		1,136	1,161,560
Chesapeake Energy Corp., 6.63%, 8/15/20		1,494	1,538,820
Cimarex Energy Co., 3.90%, 5/15/27		300	305,440
Citigroup, Inc.:
4.45%, 9/29/27 (g)		225	237,496
(3 mo. LIBOR US + 1.39%), 3.67%, 7/24/28 (h)		500	504,897
4.13%, 7/25/28 (g)		385	396,142
Concho Resources, Inc.:
3.75%, 10/01/27		168	168,747
4.88%, 10/01/47		238	248,365
Cox Communications, Inc., 4.60%, 8/15/47 (b)		223	221,149
CRH America Finance, Inc., 4.40%, 5/09/47 (b)		225	232,698
Crown Castle International Corp.:
3.20%, 9/01/24		170	169,193
3.65%, 9/01/27		500	499,725
4.75%, 5/15/47		421	430,119
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)		1,000	1,030,000
CSC Holdings LLC:
5.25%, 6/01/24		325	328,656
10.88%, 10/15/25 (b)		1,268	1,567,565
DaVita, Inc., 5.00%, 5/01/25 (g)		1,540	1,519,272
Dell International LLC/EMC Corp., 8.35%, 7/15/46 (b)		380	488,046
Devon Energy Corp.:
4.75%, 5/15/42		200	202,479
5.00%, 6/15/45 (g)		150	158,067

Corporate Bonds	Par (000)		Value
United States (continued)
Diamondback Energy, Inc., 5.38%, 5/31/25	USD	1,540	$1,605,450
Discover Financial Services, 4.10%, 2/09/27 (g)		350	355,633
Discovery Communications LLC, 4.88%, 4/01/43		350	341,102
Endeavor Energy Resources LP/EER Finance, Inc., 8.13%, 9/15/23 (b)(g)		1,540	1,655,500
Energy Transfer LP:
5.15%, 2/01/43		150	146,310
5.30%, 4/15/47		250	250,568
EnLink Midstream Partners LP, 5.45%, 6/01/47		250	258,047
Enterprise Products Operating LLC (c):
Series D, 4.88%, 8/16/77		350	351,750
Series E, 5.25%, 8/16/77		228	229,995
FedEx Corp., 4.10%, 2/01/45 (g)		225	222,248
Ford Motor Co., 5.29%, 12/08/46 (g)		200	208,681
Frontier Communications Corp., 7.13%, 3/15/19		1,540	1,524,600
General Motors Co., 5.20%, 4/01/45 (g)		325	327,171
Gilead Sciences, Inc., 4.15%, 3/01/47		150	153,664
Goldman Sachs Group, Inc., 3.50%, 11/16/26		200	200,542
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22		150	155,625
Halcon Resources Corp., 6.75%, 2/15/25 (b)		1,540	1,593,900
HCA, Inc., 5.88%, 2/15/26 (g)		1,540	1,653,575
IPALCO Enterprises, Inc., 3.70%, 9/01/24 (b)		82	82,201
Iron Mountain US Holdings, Inc., 5.38%, 6/01/26 (b)(g)		1,540	1,617,000
JPMorgan Chase & Co.:
4.13%, 12/15/26		200	208,536
4.25%, 10/01/27		200	210,915
(3 mo. LIBOR US + 1.36%), 3.88%, 7/24/38 (h)		800	806,503
Kaiser Aluminum Corp., 5.88%, 5/15/24 (g)		1,540	1,647,800
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/01/24 (b)		1,600	1,686,000
Kinder Morgan Energy Partners LP:
5.00%, 3/01/43		125	124,430
5.50%, 3/01/44		125	131,504
Kinder Morgan, Inc., 5.55%, 6/01/45		400	430,968

6	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
United States (continued)
Magellan Midstream Partners LP, 4.20%, 10/03/47	USD	99	$97,803
Massachusetts Mutual Life Insurance Co., 4.90%, 4/01/77 (b)		195	211,237
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26 (g)		1,600	1,624,000
MHGE Parent LLC/MHGE Parent Finance, Inc., (8.5% Cash or 9.25% PIK), 8.50%, 8/01/19 (b)(j)		651	649,373
Monsanto Co., 4.40%, 7/15/44 (g)		200	204,929
Morgan Stanley:
3.88%, 1/27/26 (g)		225	233,593
4.35%, 9/08/26		250	261,727
3.95%, 4/23/27		275	279,752
(3 mo. LIBOR US + 1.34%), 3.59%, 7/22/28 (h)		350	351,304
(3 mo. LIBOR US + 1.46%), 3.97%, 7/22/38 (h)		350	351,998
4.38%, 1/22/47 (g)		250	265,949
MPLX LP, 5.20%, 3/01/47		375	392,620
Newfield Exploration Co., 5.38%, 1/01/26 (g)		1,540	1,618,925
Newmont Mining Corp., 4.88%, 3/15/42 (g)		200	214,399
NextEra Energy Operating Partners LP (b):
4.25%, 9/15/24		121	123,571
4.50%, 9/15/27		371	377,956
NGPL PipeCo LLC (b):
4.38%, 8/15/22		137	142,138
7.77%, 12/15/37		1,000	1,245,000
NiSource Finance Corp.:
3.49%, 5/15/27		348	352,245
4.38%, 5/15/47		450	472,146
Oracle Corp., 4.00%, 7/15/46 (g)		125	129,339
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25 (b)		1,495	1,691,219
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 1/15/25 (b)(g)		1,540	1,572,725
Permian Resources LLC, 13.00%, 11/30/20 (b)		1,400	1,617,308
Pioneer Energy Services Corp., 6.13%, 3/15/22 (g)		1,540	1,301,300
Post Holdings, Inc., 5.00%, 8/15/26 (b)(g)		1,540	1,536,150
Quicken Loans, Inc., 5.75%, 5/01/25 (b)		1,638	1,719,900
Resolute Energy Corp., 8.50%, 5/01/20		1,725	1,755,187

Corporate Bonds	Par (000)		Value
United States (continued)
RSP Permian, Inc., 6.63%, 10/01/22 (g)	USD	1,540	$1,615,075
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		350	387,926
4.20%, 3/15/28		250	252,015
SBA Communication Corp., 4.00%, 10/01/22 (b)(d)		220	221,100
Scientific Games International, Inc., 7.00%, 1/01/22 (b)		55	58,369
Sprint Corp., 7.88%, 9/15/23 (g)		1,540	1,786,400
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (b)		600	609,000
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45 (g)		200	199,865
T-Mobile USA, Inc., 6.50%, 1/15/26 (g)		1,540	1,699,775
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (b)		300	310,051
Tennessee Merger Sub, Inc., 6.38%, 2/01/25 (b)		1,500	1,421,250
Time Warner, Inc.:
4.65%, 6/01/44		150	146,481
4.85%, 7/15/45		175	177,849
TransDigm, Inc., 6.50%, 5/15/25		1,540	1,586,200
Union Pacific Corp., 3.60%, 9/15/37		51	51,609
United Technologies Corp., 4.05%, 5/04/47		240	243,272
Valeant Pharmaceuticals International, Inc. (b):
5.38%, 3/15/20		750	749,063
7.00%, 3/15/24		750	800,692
Verizon Communications, Inc.:
4.50%, 8/10/33		400	409,836
5.25%, 3/16/37		70	76,765
4.81%, 3/15/39		250	258,077
4.86%, 8/21/46 (g)		225	228,075
4.52%, 9/15/48		200	193,634
Virginia Electric & Power Co., Series B, 3.80%, 9/15/47		250	250,443
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		100	106,245
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 8/15/25 (b)		1,859	1,798,582
Wells Fargo & Co.:
(3 mo. LIBOR US + 1.31%), 3.58%, 5/22/28 (h)		368	372,470
4.40%, 6/14/46 (g)		425	441,281
4.75%, 12/07/46 (g)		350	384,252

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Corporate Bonds	Par (000)		Value
United States (continued)
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27 (b)(g)	USD	1,540	$1,632,400

			89,468,673
Total Corporate Bonds — 67.4%			149,678,011

Floating Rate Loan Interests (k)
United States — 1.1%
LSTAR Securities Financing Vehicle, LPN Term Loan (e):
2017, 3.32%, 6/16/25		537	530,957
3.74%, 5/10/25		1,852	1,836,179
Total Floating Rate Loan Interests — 1.1%			2,367,136

Foreign Agency Obligations
Argentina — 1.6%
Argentine Republic Government International Bond:
5.63%, 1/26/22		913	958,650
6.88%, 1/26/27		2,425	2,620,213

			3,578,863
Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 9/20/29		200	198,296
Brazil — 1.8%
Brazil Letras do Tesouro Nacional 0.00%, 1/01/18 (l)	BRL	5,625	1,745,163
Brazilian Government International Bond, 6.00%, 4/07/26	USD	1,967	2,183,370

			3,928,533
Colombia — 1.1%
Colombia Government International Bond:
4.38%, 7/12/21		1,485	1,584,495
3.88%, 4/25/27		825	838,200

			2,422,695
Egypt — 2.5%
Egypt Government International Bond:
5.75%, 4/29/20		2,800	2,899,120
8.50%, 1/31/47 (b)		728	811,107
Egypt Treasury Bills, 0.00%, 9/04/18 (l)	EGP	39,000	1,882,932

			5,593,159

Foreign Agency Obligations	Par (000)		Value
Indonesia — 3.3%
Indonesia Government International Bond:
7.88%, 4/15/19	IDR	28,094,000	$2,156,745
4.75%, 1/08/26	USD	2,707	2,951,512
Indonesia Treasury Bond:
11.00%, 11/15/20	IDR	12,256,000	1,040,107
8.38%, 9/15/26		14,127,000	1,181,008

			7,329,372
Lebanon — 0.6%
Lebanon Government International Bond, 6.85%, 3/3/27	USD	1,443	1,435,297
Maldives — 0.1%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 6/07/22		200	200,662
Mexico — 1.9%
Mexican Bonos:
8.00%, 6/11/20	MXN	3,500	198,368
7.50%, 6/03/27		29,000	1,662,205
Mexico Government International Bond:
4.00%, 10/02/23	USD	510	539,172
4.15%, 3/28/27		1,748	1,837,235

			4,236,980
Russia — 2.6%
Russian Federal Bond - OFZ:
6.40%, 5/27/20	RUB	26,400	447,002
7.05%, 1/19/28		113,510	1,914,316
Russian Foreign Bond - Eurobond:
4.88%, 9/16/23	USD	800	871,168
4.75%, 5/27/26		2,400	2,544,000

			5,776,486
Saudi Arabia — 0.2%
Saudi Government International Bond, 3.63%, 3/04/28 (b)		466	464,816
South Africa — 1.8%
Republic of South Africa Government International Bond:
5.50%, 3/09/20		1,500	1,595,292
5.88%, 5/30/22		950	1,043,039
4.88%, 4/14/26		720	726,083
4.85%, 9/27/27		552	547,032

			3,911,446

8	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Foreign Agency Obligations	Par (000)		Value
Turkey — 3.9%
Export Credit Bank of Turkey, 4.25%, 9/18/22	USD	200,000	$197,392
Turkey Government Bond:
8.50%, 7/10/19	TRY	4,000	1,070,461
10.50%, 1/15/20		2,000	551,958
11.00%, 3/02/22		2,250	635,288
Turkey Government International Bond:
7.00%, 6/05/20	USD	1,485	1,621,472
5.63%, 3/30/21		1,170	1,244,073
5.13%, 3/25/22		1,850	1,937,094
7.38%, 2/05/25		465	540,121
6.00%, 3/25/27		705	756,775

			8,554,634
Total Foreign Agency Obligations — 21.5%			47,631,239

Investment Companies — 1.0%		Shares
United States — 1.0%
SPDR Barclays High Yield Bond ETF		58,000	2,164,560

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 1.4%
Alternative Loan Trust, Series 2007-AL1, Class A1, (1 mo. LIBOR US + 0.25%), 1.49%, 6/25/37 (a)	USD	1,009	762,815
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, (1 mo. LIBOR US + 2.00%), 3.24%, 4/01/22 (a)(b)(e)		754	755,425
RALI Trust, Series 2006-QO6, Class A1, (1 mo. LIBOR US + 0.18%), 1.42%, 6/25/46 (a)		3,346	1,599,129

			3,117,369
Commercial Mortgage-Backed Securities — 15.1%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 6/05/37 (b)(c)		380	362,618
Arbor Realty Commercial Real Estate Notes Ltd., Series 2017-FL1, Class B, (1 mo. LIBOR US + 2.50%), 3.73%, 4/15/27 (a)(b)		438	440,051
Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR + 1.50%), 2.74%, 12/25/37 (a)(b)		2,000	1,472,520

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
BBCMS Trust, Series 2015-STP, Class E, 4.43%, 9/10/28 (b)(c)	USD	1,000	$977,473
BHMS Mortgage Trust, Series 2014-ATLS, Class BFX, 4.24%, 7/05/33 (b)		1,000	1,019,829
Bsprt Issuer Ltd., Series 2017-FL1, Class A, (1 mo. LIBOR US + 1.35%), 2.67%, 6/15/27 (a)(b)(e)		280	280,476
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, (1 mo. LIBOR + 3.69%), 4.92%, 5/15/29 (a)(b)		1,000	1,010,632
BXP Trust, Series 2017-CC (b)(c)(e):
Class D, 3.67%, 8/13/37		180	178,380
Class E, 3.67%, 8/13/37		350	336,875
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class C, 6.28%, 4/15/44 (b)(c)		1,000	1,070,496
Chicago Skyscraper Trust, Series 2017 (a)(b):
Class D, (1 mo. LIBOR + 2.25%), 3.73%, 2/15/30		244	246,446
Class E, (1 mo. LIBOR + 3.30%), 4.53%, 2/15/30		1,250	1,262,528
Class F, (1 mo. LIBOR + 4.10%), 5.33%, 2/15/30		280	282,806
Citigroup Commercial Mortgage Trust (c):
Series 2015-GC27, Class C, 4.58%, 2/10/48		1,000	954,777
Series 2016-P3, Class D, 2.80%, 4/15/49 (b)		540	413,950
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR + 3.50%), 4.74%, 6/11/32 (a)(b)		790	790,742
Commercial Mortgage Trust (c):
Series 2015-CR23, Class C, 4.40%, 5/10/48		1,050	1,002,432
Series 2015-CR23, Class CMC, 3.81%, 5/10/48 (b)		1,000	1,009,128
Series 2015-CR23, Class CMD, 3.81%, 5/10/48 (b)		1,150	1,131,650
Series 2015-CR23, Class XD, 1.16%, 5/10/48 (b)		13,697	947,421
Series 2017-DLTA, Class F, 3.83%, 8/13/32 (b)		250	244,780
Core Industrial Trust, Series 2015-WEST, Class E, 4.37%, 2/10/37 (b)(c)		1,000	997,107
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 6/10/50 (c)		11,000	782,760

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.68%, 11/10/46 (b)(c)	USD	1,000	$1,052,895
GS Mortgage Securities Corp. Trust, Series 2017-500K (a)(b):
Class D, (1 mo. LIBOR + 1.30%), 2.53%, 7/15/32		120	120,073
Class E, (1 mo. LIBOR + 1.50%), 2.73%, 7/15/32		240	240,220
Class F, (1 mo. LIBOR + 1.80%), 3.03%, 7/15/32		110	110,169
Class G, (1 mo. LIBOR + 2.50%), 3.73%, 7/15/32		70	70,021
GS Mortgage Securities Trust (b):
Series 2014-GC22, Class D, 4.80%, 6/10/47 (c)		613	514,513
Series 2017-GS7, Class D, 3.00%, 8/10/50		375	319,835
Series 2017-GS7, Class E, 3.00%, 8/10/50		300	243,713
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48 (b)(c)		1,190	1,138,080
JPMorgan Chase Commercial Mortgage Securities Trust (b)(c):
Series 2003-PM1A, Class G, 6.21%, 8/12/40		1,000	1,207,510
Series 2017-JP5, Class D, 4.80%, 3/15/50		1,240	1,213,939
Lone Star Portfolio Trust, Series 2015-LSP, Class E, (1 mo. LIBOR + 5.60%), 6.83%, 9/15/28 (a)(b)		1,024	1,039,139
LSTAR Commercial Mortgage Trust, Series 2017-5 (b)(c):
Class C, 4.87%, 3/10/50		1,000	918,829
Class X, 1.39%, 3/10/50		13,980	727,275
MAD Mortgage Trust, Series 2017-330M (b)(c):
Class D, 4.11%, 8/15/34		130	131,238
Class E, 4.17%, 8/15/34 (e)		180	175,999
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A5, 8.00%, 8/25/34 (b)		1,195	1,288,391
Morgan Stanley Bank of America Merrill Lynch Trust, Class D:
Series 2015-C23, 4.27%, 7/15/50 (b)(c)		1,000	802,649
Series 2015-C25, 3.07%, 10/15/48		80	64,803
Morgan Stanley Capital I Trust, Series 2017-H1 (b):
Class D, 2.55%, 6/15/50		1,010	782,609
Class XD, 2.36%, 6/15/50 (c)		8,625	1,358,524

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Natixis Commercial Mortgage Securities Trust, Series 2017-75B, Class E, 4.19%, 4/09/37 (b)(c)	USD	170	$158,330
Olympic Tower Mortgage Trust, Series 2017-OT (b)(c):
Class D, 4.08%, 5/10/39		140	140,155
Class E, 4.08%, 5/10/39		290	277,887
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR + 2.50%), 3.73%, 6/15/37 (a)(b)		260	259,999
Resource Capital Corp. Ltd., Series 2017-CRE5, Class B, (1 mo. LIBOR + 2.00%), 3.23%, 7/15/34 (a)(b)		590	589,999
Wells Fargo Commercial Mortgage Trust, Class D (c):
Series 2015-NXS4, 3.75%, 12/15/48		1,010	902,059
Series 2016-NXS5, 5.04%, 1/15/59		500	488,734

			33,553,464
Total Non-Agency Mortgage-Backed Securities – 16.5%			36,670,833

Preferred Securities
Capital Trusts
Canada — 0.2%
Transcanada Trust, 5.30% (h)		475	486,281
Hong Kong — 0.1%
Yancoal International Resources Development Co. Ltd., 5.75% (h)(i)		235	242,005
Total Preferred Securities — 0.3%			728,286

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.7%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03 (a):
Class 1M2, (1 mo. LIBOR US + 3.00%), 4.24%, 10/25/29		106	109,381
Class 1B1, (1 mo. LIBOR US + 4.85%), 6.09%, 10/25/29		1,000	1,031,718

10	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2 (a):
Class M2, (1 mo. LIBOR US + 3.45%), 4.69%, 10/25/29	USD	1,465	$1,549,053
Class B1, (1 mo. LIBOR US + 5.15%), 6.39%, 10/25/29		1,000	1,057,556

			3,747,708
Mortgage-Backed Securities — 12.1%
Fannie Mae Mortgage-Backed Securities (m):
3.00%, 10/01/47		14,491	14,538,598
3.50%, 10/01/47		8,900	9,174,996
Freddie Mac Mortgage-Backed Securities (m):
3.00%, 10/01/47		1,500	1,505,449
3.50%, 10/01/47		1,700	1,753,325

			26,972,368
Total U.S. Government Sponsored Agency Securities — 13.8%			30,720,076
Total Long-Term Investments (Cost — $330,551,128) — 150.8%			334,718,869

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (n)(o)	3,080,500	$3,080,500
Total Short-Term Securities (Cost — $3,080,500) — 1.4%		3,080,500
Total Investments (Cost — $333,631,628) — 152.2%		337,799,369
Liabilities in Excess of Other Assets — (52.2)%		(115,825,279)

Net Assets — 100.0%		$221,974,090

Notes to Schedule of Investments

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	When-issued security.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(h)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(i)	Perpetual security with no stated maturity date.

(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(k)	Variable rate security. Rate shown is the rate in effect as of period end.

(l)	Zero-coupon bond.
(m)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$26,972,3680	$(188,125)
Citigroup Global Market, Inc.	$4,013,125	$(43,125)
Credit Suisse Securities (USA) LLC	$650,497	$(3,180)
Deutsche Bank Securities, Inc	$4,330,571	$(23,242)

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$2,207,219	$(10,227)
J.P. Morgan Securities LLC	$1,505,449	$(12,129)
Merrill Lynch Pierce Fenner & Smith.	$3,782,366	$(17,212)
Nomura Securities International, Inc	$8,318,255	$(73,843)

(n)	Annualized 7-day yield as of period end.

(o)	During the period ended September 30, 2017,investments in issuers considered to be affiliates of the for Trust purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the were as follows:

Affiliated	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income	Net Realized Gain(Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,080,500	3,080,500	$3,080,500	$55,274	—	—

Portfolio Abbreviations

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
PIK	Payment-In-Kind

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.59%	3/30/17	Open	$412,250	$415,340	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	3/30/17	Open	281,750	284,380	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	3/30/17	Open	1,293,600	1,305,675	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	3/30/17	Open	1,370,600	1,383,394	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	3/30/17	Open	1,262,800	1,274,588	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/06/17	Open	1,248,000	1,259,296	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.95%	4/06/17	Open	1,262,800	1,274,230	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/06/17	Open	1,255,100	1,266,460	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/06/17	Open	1,332,100	1,344,157	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/06/17	Open	1,255,100	1,266,460	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/06/17	Open	1,378,300	1,390,776	Corporate Bonds	Open/Demand

12	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.95%	4/06/17	Open	$1,224,300	$1,235,382	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.95%	4/07/17	Open	1,318,240	1,329,923	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/07/17	Open	1,318,240	1,329,923	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/07/17	Open	1,256,640	1,267,777	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/07/17	Open	1,305,920	1,317,494	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/10/17	Open	1,301,300	1,312,771	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/10/17	Open	1,278,200	1,289,468	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.95%	4/10/17	Open	1,197,350	1,207,905	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/10/17	Open	1,135,750	1,145,762	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/12/17	Open	1,366,750	1,378,669	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/12/17	Open	1,374,450	1,386,436	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	188,000	189,262	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	236,875	238,465	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	324,592	326,772	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	188,500	189,765	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	217,125	218,583	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	194,500	195,806	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	286,500	288,423	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	200,812	202,161	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	240,000	241,611	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	193,500	194,799	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	205,312	206,691	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	303,875	305,915	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	216,562	218,016	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	286,500	288,423	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	181,000	182,215	Corporate Bonds	Open/Demand

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.59%	4/21/17	Open	$216,562	$218,016	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	297,412	299,409	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	266,250	268,037	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	234,375	235,948	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	397,375	400,043	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	185,000	186,242	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	213,750	215,185	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	341,250	343,541	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/21/17	Open	237,500	239,094	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/27/17	Open	183,000	184,181	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	4/27/17	Open	146,250	147,194	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	4/27/17	Open	1,316,700	1,327,250	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.95%	5/02/17	Open	521,250	525,328	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	5/02/17	Open	1,293,600	1,303,721	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	5/02/17	Open	1,316,700	1,327,001	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	5/02/17	Open	1,035,400	1,043,501	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	5/02/17	Open	1,332,100	1,342,522	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	5/02/17	Open	618,750	623,591	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	5/02/17	Open	592,500	597,135	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	5/02/17	Open	1,308,125	1,318,359	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	5/02/17	Open	961,040	968,559	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/22/17	Open	481,000	484,309	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/22/17	Open	523,000	526,598	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/22/17	Open	1,447,000	1,456,954	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.95%	5/22/17	Open	594,000	598,086	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	5/22/17	Open	574,500	577,694	Corporate Bonds	Open/Demand

14	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.59%	5/22/17	Open	$591,000	$594,285	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	1.95%	7/10/17	Open	1,226,790	1,232,305	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	7/11/17	Open	231,360	232,198	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	7/27/17	Open	1,145,783	1,149,879	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	7/27/17	Open	1,288,179	1,292,785	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	8/07/17	Open	437,681	438,502	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	8/07/17	Open	1,324,870	1,328,348	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	8/07/17	Open	528,800	530,188	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	8/07/17	Open	1,777,676	1,782,343	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	8/07/17	Open	452,606	453,794	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	8/07/17	Open	533,813	535,214	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	8/07/17	Open	1,584,063	1,588,221	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	8/07/17	Open	349,000	349,916	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	8/07/17	Open	1,349,494	1,353,036	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	8/07/17	Open	1,389,375	1,393,022	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	508,744	510,270	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	740,080	742,300	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	560,820	562,502	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	510,956	512,489	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	1,827,281	1,832,763	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	1,136,200	1,139,609	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	465,535	466,932	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	962,031	964,917	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	750,520	752,772	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	1,346,000	1,350,038	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	576,563	578,292	Corporate Bonds	Open/Demand

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	$447,689	$449,032	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	556,808	558,478	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	726,160	728,338	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	478,695	480,131	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	1,321,650	1,325,615	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	727,320	729,502	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	737,760	739,973	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	764,440	766,733	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	498,263	499,757	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	755,160	757,425	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	1,308,353	1,312,278	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	762,120	764,406	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	8/07/17	Open	444,904	446,238	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.10%	8/07/17	Open	1,343,344	1,347,575	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	8/14/17	Open	472,500	473,502	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	8/14/17	Open	450,000	450,954	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	8/14/17	Open	1,459,315	1,463,109	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	8/14/17	Open	835,000	837,171	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	8/14/17	Open	997,500	1,000,094	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	9/20/17	Open	372,025	372,232	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	9/20/17	Open	470,000	470,208	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	9/20/17	Open	408,370	408,550	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	9/20/17	Open	332,500	332,647	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	9/20/17	Open	386,000	386,171	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	9/20/17	Open	403,000	403,178	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	9/20/17	Open	332,500	332,647	Corporate Bonds	Open/Demand

16	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets LLC	1.59%	9/20/17	Open	$760,000	$760,336	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	9/20/17	Open	356,040	356,197	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	9/20/17	Open	298,125	298,287	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.00%	9/27/17	Open	439,875	439,948	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.75%	9/29/17	Open	730,125	730,125	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	9/29/17	Open	144,000	144,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.59%	9/29/17	Open	115,313	115,313	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.95%	9/29/17	Open	122,250	122,250	Corporate Bonds	Open/Demand
Total				$90,879,906	$91,379,991

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
2-Year U.S. Treasury Note	(4)	December 2017	$863	2,424
5-Year U.S. Treasury Note	(132)	December 2017	$15,510	97,019
10-Year U.S. Treasury Note	(481)	December 2017	$60,275	540,061
10-Year U.S. Ultra Long Treasury Note	(35)	December 2017	$4,701	55,758
Long U.S. Treasury Bond	(21)	December 2017	$3,209	45,219
Ultra Long U.S. Treasury Bond	(65)	December 2017	$10,733	167,422
Total				$907,903

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	BlackRock 2022 Global Income Opportunity Trust

OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America, Series 9	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	BBB-	USD	5,000	$(633,618)	$(546,775)	$(86,843)
Markit CMBX North America, Series 9	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	BBB-	USD	3,000	(380,171)	(324,279)	(55,892)
Markit CMBX North America, Series 9	3.00%	Monthly	Morgan Stanley & Co. International PLC	9/17/58	BBB-	USD	2,000	(253,447)	(232,025)	(21,422)
Total								$(1,267,236)	$(1,103,079)	$(164,157)

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

18	BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	BlackRock 2022 Global Income Opportunity Trust

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$63,262,628	$1,496,100	$64,758,728
Corporate Bonds	—	149,678,011	—	149,678,011
Floating Rate Loan Interests	—	—	2,367,136	2,367,136
Foreign Agency Obligations	—	47,631,239	—	47,631,239
Investment Companies	$2,164,560	—	—	2,164,560
Non-Agency Mortgage-Backed Securities	—	34,943,678	1,727,155	36,670,833
Preferred Securities	—	728,286	—	728,286
U.S. Government Sponsored Agency Securities	—	30,720,076	—	30,720,076
Short-Term Securities:	3,080,500	—	—	3,080,500

Total	$5,245,060	$326,963,918	$5,590,391	$337,799,369

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$907,903	—	—	$907,903
Liabilities:
Credit contracts	—	$(164,157)	—	(164,157)

Total	$907,903	$(164,157)	—	$743,746

[1] Derivative financial instruments are swaps and futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $91,379,991 are categorized as Level 2 within the disclosure hierarchy.

During the period ended September 30, 2017, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of February 23, 2017[1]	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	$88	$88
Net realized gain (loss)	—	$5,592	2,444	8,036
Net change in unrealized appreciation (depreciation)[2]	—	(845)	26,642	25,797
Purchases	1,496,100	2,945,931	1,943,970	6,386,001
Sales	—	(583,542)	(245,989)	(829,531)

Closing Balance, as of September 30, 2017	$1,496,100	$2,367,136	$1,727,155	$5,590,391

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017[3]	—	$(845)	$26,642	$25,797

[1]    Commencement of operations.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK 2022 GLOBAL INCOME OPPORTUNITY TRUST	SEPTEMBER 30, 2017	19

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock 2022 Global Income Opportunity Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock 2022 Global Income Opportunity Trust

Date: November 20, 2017